Related party and employee transactions (Details) ¥ in Millions			6 Months Ended
	Dec. 02, 2017 USD ($)	Sep. 12, 2017 USD ($)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)
Related Party Transaction [Line Items]
Due from related parities				$ 136,286,655	$ 125,662,072
Due from Related Parties, Noncurrent				30,020,339	24,665,944
Due from Related Parties				166,306,994	150,328,016
Due to Related Parties, Current				119,189,789	128,178,423
Due to Related Parties, Noncurrent				30,964,004	29,917,961
Due to Related Parties				150,153,793	158,096,384
Advances to employees				3,307,123	2,174,302
Interest Payable				85,012	0
Equity Method Investment, Ownership Percentage			25.00%
Beijing Starry Sky Cinema Co., Ltd. ("Starry Sky") [Member]
Related Party Transaction [Line Items]
Due from related parities				5,549,420	5,909,736
Debt Instrument, Face Amount				5,452,743	5,869,138
Beijing Starry Sky Cinema Co., Ltd. ("Starry Sky") [Member] | Unsecured Debt [Member]
Related Party Transaction [Line Items]
Interest Payable				$ 96,677	$ 40,598
Beijing Starry Sky Cinema Co., Ltd. ("Starry Sky") [Member] | Unsecured Debt [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Bears interest				7.50%	7.50%
Beijing Starry Sky Cinema Co., Ltd. ("Starry Sky") [Member] | Unsecured Debt [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Bears interest				10.00%	10.00%
Beijing Starry Sky Cinema Co., Ltd. ("Starry Sky") [Member] | Interest Bearing Loan [Member] | Unsecured Debt [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount				$ 1,141,069	$ 1,155,459
Beijing Aijieli Technology Development Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due from related parities				16,212,740	12,889,735
Initial Cost | ¥			¥ 40
Beijing Aijieli Technology Development Co., Ltd. [Member] | Step One [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage			100.00%
Beijing Aijieli Technology Development Co., Ltd. [Member] | Step Two [Member]
Related Party Transaction [Line Items]
Initial Cost | ¥			¥ 10
Equity Method Investment, Ownership Percentage			25.00%
Beijing Aijieli Technology Development Co., Ltd. [Member] | Step Two [Member] | Beijing Future Xinzhihui Science and Technology Development Center [Member]
Related Party Transaction [Line Items]
Initial Cost | ¥			¥ 30
Equity Method Investment, Ownership Percentage			75.00%
Beijing Ruizhuo Xitou Technology Development Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due from related parities				11,355,487	10,429,990
Initial Cost | ¥			¥ 30
Beijing Ruizhuo Xitou Technology Development Co., Ltd. [Member] | Beijing Future Xinruifeng Science and Technology Development Center [Member]
Related Party Transaction [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			66.67%
Beijing Ruizhuo Xitou Technology Development Co., Ltd. [Member] | Xinyuan China Real Estate, Ltd. [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage			33.33%
Beijing Ruizhuo Xitou Technology Development Co., Ltd. [Member] | Step One [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage			100.00%
Beijing Ruizhuo Xitou Technology Development Co., Ltd. [Member] | Step Two [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage			33.33%
Beijing Ruizhuo Xitou Technology Development Co., Ltd. [Member] | Step Two [Member] | Beijing Future Xinzhihui Science and Technology Development Center [Member]
Related Party Transaction [Line Items]
Initial Cost | ¥			¥ 20
Equity Method Investment, Ownership Percentage			66.67%
Beijing Ruizhuo Xitou Technology Development Co., Ltd. [Member] | Step Two [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Initial Cost | ¥			¥ 10
Beijing Ruizhuo Xichuang Technology Development Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due from related parities				5,553,607	3,576,543
Initial Cost | ¥			¥ 30
Equity Method Investment, Ownership Percentage			100.00%
Beijing Ruizhuo Xichuang Technology Development Co., Ltd. [Member] | Xinyuan China Real Estate, Ltd. [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage			33.33%
Beijing Ruizhuo Xichuang Technology Development Co., Ltd. [Member] | Beijing Future Xinhujin Science and Technology [Member]
Related Party Transaction [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			66.67%
Beijing Ruizhuo Xichuang Technology Development Co., Ltd. [Member] | Step Two [Member] | Beijing Future Xinhujin Science and Technology [Member]
Related Party Transaction [Line Items]
Initial Cost | ¥			¥ 20
Equity Method Investment, Ownership Percentage			66.67%
Guangzhou Huanglong [Member]
Related Party Transaction [Line Items]
Due from related parities				0	38,934,992
Debt Instrument, Face Amount					$ 38,260,231
Guangzhou Huanglong [Member] | Unsecured Debt [Member]
Related Party Transaction [Line Items]
Bears interest					17.50%
Interest Payable					$ 353,375
Qingdao Huiju [Member]
Related Party Transaction [Line Items]
Due from related parities				40,283,690	18,721,643
Madison Developments Limited [Member]
Related Party Transaction [Line Items]
Due from related parities				$ 21,202,369	0
Bears interest				15.00%
Interest Payable				$ 844,971
Zhengzhou Jiahe [Member]
Related Party Transaction [Line Items]
Due from related parities				779,255	0
Xinzheng Meihang Network Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Noncurrent				25,716,014	24,665,944
Due to Related Parties, Noncurrent				28,607,686	28,968,446
Interest Payable				2,356,318	949,515
Xinzheng Meihang Network Technology Co., Ltd. [Member] | Unsecured Debt [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Noncurrent				$ 23,799,930	24,100,060
Bears interest				11.50%
Interest Payable				$ 1,916,084	565,884
Gongyi Gongrong Real Estate Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due from related parities				155,324	0
Due from Related Parties, Noncurrent				$ 4,304,325	0
Bears interest				15.00%
Interest Payable				$ 155,324
Gongyi Gongrong Real Estate Co., Ltd. [Member] | Interest Bearing Loan [Member] | Unsecured Debt [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount				4,304,325
Chengdu Renju [Member]
Related Party Transaction [Line Items]
Due from related parities				35,194,763	35,199,433
Suzhou Fuchao Enterprise Management Consulting Co.,Ltd. [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current				24,428,572	23,387,006
Suzhou Fuchao Enterprise Management Consulting Co.,Ltd. [Member] | Unsecured Debt [Member]
Related Party Transaction [Line Items]
Interest Payable				3,399,461	1,317,340
Nanjing Gold Pedestal Real Estate Development Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current				22,194,795	23,388,992
Suzhou Country Garden Real Estate Development Co.,Ltd. [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current				14,631,484	23,385,379
Taicang Guangyuan Real Estate Development Co.,Ltd. [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current				22,191,835	23,387,006
Suzhou Fuyi Enterprise Management Consulting Co.,Ltd. [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current				7,678,746	7,470,721
Suzhou Guozhan Commercial Plaza Development Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current				7,678,746	7,470,721
Kunshan Shine Land Group Co., Ltd [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current				7,678,746	7,470,721
Shanghai Cifi Enterprise Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current				7,678,746	7,431,209
Shanghai Xinbi Real Estate Development Co.,Ltd. [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current				3,882,160	3,671,987
Changxing Xinbi Investment Management Partnership (limited partnership) [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current				763,973	743,121
Foshan Shunde District Gongheng Investment Co.,Ltd. [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current				381,986	371,560
Debt Instrument, Face Amount				35,658,091
Xinyuan China Real Estate, Ltd. [Member] | Step Two [Member]
Related Party Transaction [Line Items]
Initial Cost | ¥			¥ 10
Equity Method Investment, Ownership Percentage			33.33%
Suzhou Wanzhuo [Member]
Related Party Transaction [Line Items]
Percentage Of Ownership Sold		80.00%
Debt Instrument, Face Amount				$ 80,047,225	92,231,041
Proceeds from Sales of Business, Affiliate and Productive Assets		$ 23,687,327
Suzhou Wanzhuo [Member] | Unsecured Debt [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Bears interest				4.25%
Suzhou Wanzhuo [Member] | Unsecured Debt [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Bears interest				4.75%
Guangzhou Huanglong [Member]
Related Party Transaction [Line Items]
Accounts Receivable, Related Parties, Current					$ 321,386
Taicang Pengchi [Member]
Related Party Transaction [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Proceeds from Sales of Business, Affiliate and Productive Assets	$ 5,222,594
Taicang Pengchi [Member] | Unsecured Debt [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount				$ 34,630,040